Reverse Recapitalization	9 Months Ended
Dec. 31, 2023
Reverse Recapitalization [Abstract]
Reverse Recapitalization
3	Reverse Recapitalization

As discussed in Note 1, “Organization and Description of Business”, on the Closing Date, Zoomcar, Inc. completed the acquisition of IOAC and Zoomcar, Inc. received net proceeds of $5,770,630, after adjustment of cost amounting to $21,499,578 recorded in cash and cash equivalents in the unaudited condensed consolidated balance sheet as of December 31, 2023. Further, unsecured promissory notes of $3,259,208 were assumed. As of December 31, 2023, the Company recorded $10,947,805 of transaction costs, which consisted of legal, accounting, and other professional services related to the Merger, of which $4,804,482 was related to common stock issued during the Reverse Recapitalization and was recorded as a reduction to additional paid-in capital. The cash outflows related to these costs were presented as financing activities in the Company’s unaudited condensed consolidated statements of cash flows. In addition, upon closing of the Reverse Recapitalization, certain employees received a one-time transaction bonus for an aggregate amount of $392,725, which was to be paid in cash. The transaction bonus is included in compensation and benefits in the unaudited condensed consolidated statement of operations and comprehensive (loss) income for the nine months ended December 31, 2023.

On the Closing Date, each then-outstanding IOAC ordinary share was cancelled and converted into one share of common stock of the registrant, par value $0.0001 per share (“Common Stock”), and each then-outstanding IOAC warrant was assumed and converted automatically into a warrant of the Company, exercisable for shares of Common Stock. Additionally, outstanding units of the IOAC were separated into their component parts, and outstanding IOAC Class B shares were converted into Class A shares on a 1-for-1 basis. As of the Closing Date, upon consummation of the Reverse Recapitalization, the only outstanding shares of capital stock of the IOAC are shares of Common Stock. See Note 20, “Common Stock” and Note 17, “Warrants”, for additional details of the Company’s stockholders’ equity prior to and subsequent to the Merger.

All equity awards of Zoomcar, Inc. were assumed by the Company and converted into comparable equity awards that are settled or exercisable for shares of the Company’s common stock. As a result, each outstanding stock option of Zoomcar, Inc. was converted into an option to purchase shares of the Company’s common stock based on the Exchange Ratio and each outstanding warrant of Zoomcar, Inc. was converted into a warrant to purchase shares of the Company’s common stock based on the Exchange Ratio.

As additional consideration for the acquisition of Zoomcar, Inc. securities, at the Closing, IOAC issued and deposited into an escrow account established for this purpose (the “Earnout Escrow Account”) 20,000,000 shares of Common Stock (the “Earnout Shares”) to be held in the Earnout Escrow Account in accordance with the terms of an earnout escrow agreement. The Original Earnout Terms were modified pursuant to the terms and provisions set forth in the Post-Closing Amendment, effective immediately upon the adoption of the Post-Closing Amendment on December 29, 2023 resulting in the Earnout Shares becoming distributable to stockholders in accordance with the terms of the Merger Agreement.

The Merger was accounted for as a Reverse Recapitalization with Zoomcar, Inc. as the accounting acquirer and IOAC as the acquired company for accounting purposes. As discussed in Note 1, the merger was accounted as a Reverse Recapitalization. Accordingly, all historical financial information presented in these unaudited condensed consolidated financial statements represents the accounts of Zoomcar, Inc. and its subsidiaries. Net assets were stated at historical cost consistent with the treatment of the transaction as a Reverse Recapitalization of Zoomcar, Inc.

In connection with Reverse Recapitalization, then-outstanding 11,500,000 public warrants of IOAC were assumed and converted automatically into a warrant of the Company on the closing. Public warrants entitled each holder to the right to purchase one share of common stock at an exercise price of $11.50 per share and classified as equity instruments.

Ananda Trust Closing Subscription Agreement

On December 19, 2023, IOAC and Ananda Trust, an affiliate of the Sponsor, entered into a subscription agreement (the “Ananda Trust Closing Subscription Agreement”), pursuant to which, upon the Closing, Ananda Trust purchased 1,666,666 IOAC Class A ordinary shares at a price of $3.00 per share for aggregate gross proceeds of $5,000,000. This investment was consummated concurrently with the closing of the Reverse Recapitalization.

The number of shares of common stock issued immediately following the consummation of the Reverse Recapitalization was as follows:

Particulars	December 31, 2023
Conversion of Zoomcar, Inc. Common Stock and Preferred Stock outstanding prior to Merger	27,327,481
Common stock – issuance to IOAC shareholders	9,192,377
Shares issued to Mohan Ananda	2,738,172
Other vendors	3,617,333
Total	42,875,363

The number of Zoomcar, Inc. shares was determined as follows:

Particulars	Zoomcar, Inc. Shares	Common shares issued to shareholders of Zoomcar, Inc.
Common shares	16,987,064	482,681
Preferred stock	99,309,415	21,842,458
Redeemable NCI - Shares of Zoomcar India Private Limited	10,848,308	754,169
Issue of common shares on conversion of SSCPN		4,248,173
Total		27,327,481